CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2015			$ 290,467,418	$ 30,435,625	$ 20,523,325	$ (361,351,373)	$ 69,078
Balance at Dec. 31, 2015		76,447,147
Net loss						(21,545,692)
Other comprehensive income							374,095
Stock option compensation (Note 10)					14,907
Fair value of options exercised			3,184,507		(3,184,507)
Common shares issued for:
Private placement, net of costs			34,108,113
Private placement, net of costs (in shares)		8,562,500
Option exercises (Note 10)			4,175,875
Option exercises (Note 10) (in shares)		2,286,500
Balance at Dec. 31, 2016	$ 2,814,378
Common shares issued for:
Note conversions (Note 11)			10,254,732	(4,711,725)
Note conversions (Note 11) (in shares)		2,414,457
Balance at Dec. 31, 2016			342,190,645	25,723,900	17,353,725	(382,897,065)	443,173
Balance at Dec. 31, 2016		89,710,604
Common shares issued for:
Option exercises (Note 10)			5,973,474
Option exercises (Note 10) (in shares)		2,073,435
Note conversions (Note 11)			27,793,190	(5,098,528)
Note conversions (Note 11) (in shares)		7,611,009
Balance at Dec. 31, 2017	$ 125,770,249		378,009,884	$ 20,625,372	20,409,643	(293,386,189)	111,539
Balance at Dec. 31, 2017		99,395,048
Common shares issued for:
Net income						$ 89,510,876
Other comprehensive loss							$ (331,634)
Stock option compensation (Note10)					5,108,493
Fair value of options exercised			$ 2,052,575		$ (2,052,575)